Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net loss	$ (21,058)	$ (3,235)	$ (24,623)
Adjustments to reconcile net loss to net cash provided by / (used in) operating activities:
Depreciation	10,876	10,518	8,531
Amortization of deferred dry-docking costs	634	870	556
Amortization of deferred finance charges	1,117	531	265
Amortization of convertible note beneficial conversion feature	4,339	2,127	1,163
Stock based compensation	1,295	730	624
Amortization of other deferred charges	63	0	0
Gain on debt refinancing	0	(11,392)	0
Impairment loss	7,267	0	0
Changes in operating assets and liabilities:
Accounts receivable trade, net	(511)	(843)	(1,496)
Inventories	(492)	(748)	(1,069)
Prepaid expenses and other current assets	(958)	453	(432)
Deferred voyage expenses	(707)	0	0
Deferred charges, non-current	(32)	(144)	(934)
Other non-current assets	2	(26)	(5)
Trade accounts and other payables	5,499	2,345	371
Accrued liabilities	(760)	1,705	14
Deferred revenue	(851)	(109)	1,696
Net cash provided by / (used in) operating activities	5,723	2,782	(15,339)
Cash flows from investing activities:
Vessels acquisitions and improvements	(30,921)	(32,992)	(40,779)
Net proceeds from sale of vessels	22,652	0	0
Other fixed assets, net	(558)	0	0
Net cash used in investing activities	(8,827)	(32,992)	(40,779)
Cash flows from financing activities:
Net proceeds from issuance of common stock and warrants	0	2,637	22,606
Proceeds from long term debt	67,130	34,500	32,000
Proceeds from convertible notes	0	9,000	9,400
Proceeds from related party debt	2,000	16,200	12,800
Repayments of related party debt	0	0	(6,900)
Payments of financing costs	(1,153)	(561)	(584)
Repayments of long term debt	(68,468)	(36,435)	(650)
Net cash (used in) / provided by financing activities	(491)	25,341	68,672
Net (decrease) / increase in cash and cash equivalents and restricted cash	(3,595)	(4,869)	12,554
Cash and cash equivalents and restricted cash at beginning of period	11,039	15,908	3,354
Cash and cash equivalents and restricted cash at end of period	7,444	11,039	15,908
Cash paid during the period for:
Interest	18,504	14,661	7,973
Deposits	4,075	0	0
Noncash financing activities:
Shares issued in connection with financing	1,541	0	0
Conversion of related party debt into convertible note	$ 0	$ (4,750)	$ 0